Stock-Based Compensation - Summary of Option Activity (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Shares, Outstanding, Beginning balance	215,000	1,257,000	1,257,000
Shares, Granted	0	0	0
Shares, Expired	(28,000)		(108,000)
Shares, Cancelled/Forfeited	(16,000)		(74,000)
Shares, Outstanding, Ending balance	171,000		215,000
Shares, Vested and expected to vest	170,000		1,055,000
Shares, Exercisable	165,000		943,000
Wtd. Avg. Exercise Price, Outstanding, Beginning balance	$ 5.20	$ 1.04	$ 1.04
Wtd. Avg. Exercise Price, Expired	3.40		0.51
Wtd. Avg. Exercise Price, Cancelled/Forfeited	5.85		1.73
Wtd. Avg. Exercise Price, Outstanding, Ending balance	5.45		5.20
Wtd. Avg. Exercise Price, Vested and expected to vest	5.45		1.03
Wtd. Avg. Exercise Price, Exercisable	$ 5.35		$ 0.97
Wtd. Avg. Remaining Contractual Life, Outstanding	3 years 6 months 8 days	3 years 9 months 26 days	3 years 9 months 26 days
Wtd. Avg. Remaining Contractual Life, Vested and expected to vest	3 years 6 months 4 days		3 years 9 months 11 days
Wtd. Avg. Remaining Contractual Life, Exercisable	3 years 5 months 16 days		3 years 6 months 11 days
Aggregate Intrinsic Value, Outstanding			$ 0
Scenario, Previously Reported [Member]
Shares, Outstanding, Beginning balance	1,075,000
Shares, Outstanding, Ending balance			1,075,000
Wtd. Avg. Exercise Price, Outstanding, Beginning balance	$ 1.04
Wtd. Avg. Exercise Price, Outstanding, Ending balance			$ 1.04